Non-Cash Share-Based Compensation	3 Months Ended
Mar. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-Cash Share-Based Compensation

7.Non-Cash Share-Based Compensation

2020 Equity Incentive Plan

On July 31, 2020, the Company adopted an equity incentive plan (the “2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights (“SARs”), restricted shares, dividend equivalents, restricted share units (“RSUs”), and other share-based awards. The maximum number of equity awards originally authorized under the 2020 Plan was 5,898,625 shares, which consisted of 3,474,469 new ordinary shares, and 2,424,156 ordinary shares that were subject to awards under prior equity incentive plans that may become available for issuance under the 2020 Plan. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. On January 1, 2021 and 2022, the reserve automatically increased by 1,434,198 and 1,434,184 shares, which were 4% of the total number of ordinary shares outstanding on December 31, 2020 and 2021, respectively. Any equity awards granted under the 2020 Plan or any prior equity incentive plan that expire, lapse, or are terminated, exchanged for cash, surrendered, repurchased or cancelled, without having been fully exercised, or forfeited, will be added back to shares issuable under the 2020 Plan, subject to certain conditions.

The Company has typically granted equity awards under the 2020 Plan and prior equity incentive plans that vest over a four- or five-year service period, with 20% or 25% of the award (as the case may be) vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three or four years, unless the awards contain specific performance vesting provisions.

2021 Equity Inducement Plan

On September 27, 2021, the Company adopted an equity inducement plan (the “Inducement Plan”). The purpose of the Inducement Plan is to enhance the Company’s ability to attract employees who are expected to make important contributions to the Company by providing these individuals with equity ownership opportunities. Awards under the Inducement Plan are granted as an inducement material to employees entering into employment with the Company. The Inducement Plan provides for the grant of options, SARs, restricted shares, dividend equivalents, RSUs, and other share-based awards. The maximum number of equity awards authorized under the Inducement Plan is 1,400,000 shares. Any equity awards granted under the Inducement Plan that expire, lapse, or are terminated, exchanged for cash, surrendered, repurchased or cancelled, without having been fully exercised, or forfeited, will be added back to shares issuable under the Inducement Plan, subject to certain conditions.

2020 Employee Share Purchase Plan

On July 31, 2020, the Company adopted an employee share purchase plan (the “ESPP”). The purpose of the ESPP, is to provide employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ADSs on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the ESPP. The ESPP provides for an annual increase beginning on January 1, 2022 in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. On January 1, 2022, the reserve automatically increased by 347,447 shares. During the three months ended March 31, 2022, no shares were purchased under the ESPP. As of March 31, 2022, 635,725 shares are available for future issuance.

 Employee Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Prior to the Company’s initial public offering (“IPO”), the Company granted share-based compensation in the form of ordinary shares, collectively referred to as Employee Shares, to employees and non-employees with both performance and service-based vesting conditions. The Company records expense for these awards using the straight-line method.

A summary of the changes in the Employee Shares from December 31, 2021 through March 31, 2022 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2021	47,332	$10.82
Granted	—	0.00
Vested	(8,202)	8.94
Forfeited	(3,399)	12.38
Unvested balance as of March 31, 2022	35,731	$10.78

As of March 31, 2022, there was $0.4 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted-average period of 2.0 years. Unvested Employee Shares are forfeited upon termination of employment, classified as deferred shares on the balance sheet and are subsequently cancelled.

Share Options Valuation

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months ended March 31, 2022 were as follows:

For the Three Months Ended March 31,
2022
Expected option life (years)	6.30
Expected volatility	74.7%
Risk-free interest rate	1.8%
Expected dividend yield	—

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	5,421,715	$9.23	8.37	$—
Granted	3,433,360	1.20
Exercised	—
Expired	(50,971)	14.58
Canceled or Forfeited	(698,883)	9.65
Outstanding as of March 31, 2022	8,105,221	5.77	8.79	$5
Exercisable as of March 31, 2022	1,531,451	13.02	—	-
Vested and expected to vest as of March 31, 2022	8,105,221	$5.77	8.79	$5

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted-average grant-date fair value used for the share options granted during the three months ended March 31, 2022 was $0.79 per share. The weighted-average grant-date fair value used for the share options granted during the year ended December 31, 2021 was $4.49 per share.

As of March 31, 2022, there was $17.6 million of unrecognized compensation cost related to unvested share options outstanding, which is expected to be recognized over a weighted-average period of 3.0 years.

Restricted Share Units

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. The latter RSUs generally vest over a period of under one year from the date of grant. The Company granted share options and RSUs as its annual equity incentive awards to employees during the three months ended March 31, 2022. In 2021, the annual equity incentive awards consisted only of share options. The following table summarizes the activity related to RSUs from December 31, 2021, through March 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	88,750	$10.01
Granted	570,820	1.18
Exercised	(27,800)	7.67
Canceled or Forfeited	(36,875)	8.77
Outstanding as of March 31, 2022	594,895	$1.68

Share-based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Research and development	$601	$1,201
General and administrative	775	1,345
	$1,376	$2,546